Investment Properties (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Investment Properties

Buildings RMB million
Cost
As at 1 January 2022	14,971
Additions	266
Deductions	(11)

As at 31 December 2022	15,226

Accumulated depreciation
As at 1 January 2022	(1,597)
Additions	(437)
Deductions	1

As at 31 December 2022	(2,033)

Net book value
As at 1 January 2022	13,374

As at 31 December 2022	13,193

Fair value
As at 1 January 2022	16,626

As at 31 December 2022	16,854

Buildings RMB million
Cost
As at 1 January 2021	15,385
Additions	(414)

As at 31 December 2021	14,971

Accumulated depreciation
As at 1 January 2021	(1,168)
Additions	(429)

As at 31 December 2021	(1,597)

Net book value
As at 1 January 2021	14,217

As at 31 December 2021	13,374

Fair value
As at 1 January 2021	17,285

As at 31 December 2021	16,626